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 K&L GATES                              Kirkpatrick & Lockhart Preston Gates
                                        Ellis LLP
                                        1601 K Street NW
                                        Washington, DC 20006-1600
                                        T 202.778.9000    www.klgates.com

                                        Diane E. Ambler
                                        202.778.9886
                                        Fax: 202.778.9100
                                        diane.ambler@klgates.com

April 5, 2013

EDGAR FILING

United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

     Re:  MetLife Insurance Company of Connecticut
          Pre-Effective Amendment No. 2
          Form S-3 Registration Statement
          File No. 333-185333

Dear Sir or Madam:

   On behalf of MetLife Insurance Company of Connecticut ("MICC"), transmitted herewith for filing, pursuant to the requirements of Section 10(a) of the Securities Act of 1933, as amended (the "1933 Act") and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of Pre-Effective Amendment No. 2 on Form S-3 (the "Amendment") with respect to the MetLife Shield Level Selector Annuity Contract.

   The purposes of the Amendment are to address comments provided by Sonny Oh on April 3, 2013 on Pre-Effective Amendment No. 1 filed on March 13, 2013, include the required financial statements and to make minor conforming changes.

   The Registration Statement includes a delaying amendment in accordance with Rule 473 under the 1933 Act. MICC requests that the Securities and Exchange Commission declare the Amendment effective on Friday, April 12, 2013 or as soon thereafter as practicable.

   This transmission contains conformed signature pages, the manually signed originals of which are maintained at MICC's offices. Please contact Andras P. Teleki at (202) 778-9477 or the undersigned at (202) 778-9886 with any questions comments.


                                                  Sincerely,

                                                  /s/ Diane E. Ambler
                                                  ------------------------------
                                                  Diane E. Ambler
Enclosure

cc Sonny Oh, SEC